Joint Arrangements - BP-Husky Refining LLC (Details) $ in Millions, $ in Millions		12 Months Ended			35 Months Ended	82 Months Ended
	Feb. 02, 2015 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017	Feb. 01, 2015	Mar. 31, 2008 USD ($)
Contribution Payable
Paid		$ 0	$ (142)
Distribution from joint operation		$ 72	25
BP-Husky Refining LLC
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		50.00%
Consideration transferred							$ 250
Contribution payable							$ 2,600
Contribution Payable
Paid	$ (1,000)		$ (142)	$ (110)
Distribution from joint operation	$ 1,000
Long-term income taxes receivable		$ 203
Rate Of Accretion, Percent					2.50%	6.00%